Related party transactions - Transactions with Cobega Companies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Total for all associates
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	€ (66)	€ (68)	€ (73)
Amounts receivable, related party transactions | $				$ 6	$ 6
Amounts payable to Cobega | $				2	2
Joint ventures
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(56)	(28)	(9)
Amounts payable to Cobega | $				9	7
Other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(86)	(85)	(85)
Amounts payable to Cobega | $				$ 10	$ 10
Joint ventures and other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(208)	(181)	(167)
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	1	1	2
Amounts affecting cost of sales	(67)	(69)	(76)
Amounts affecting operating expenses	(12)	(18)	(17)
Total net amount affecting the consolidated income statement	(78)	(86)	€ (91)
Amounts receivable, related party transactions	7	16
Amounts payable to Cobega	€ 32	€ 22